Debt - Unsecured Bonds (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of debt [Line items]
Long-term debt	€ 4,044	€ 4,021	€ 4,095
Unsecured bonds [Member]
Disclosure of debt [Line items]
Long-term debt	3,134	3,608
Unsecured bonds adjustments	(26)	(31)
Unsecured bonds [Member] | EUR [Member] | Due 9/06/2023; 1/2% [Member]
Disclosure of debt [Line items]
Long-term debt	€ 500
Unsecured bonds [Member] | EUR [Member] | Due 9/06/2023; 1/2% [Member] | Effective interest rate [Member]
Disclosure of debt [Line items]
Interest rate	0.634%
Unsecured bonds [Member] | EUR [Member] | Due 9/06/2019; 3M Euribor +20bps [Member]
Disclosure of debt [Line items]
Long-term debt	€ 500
Unsecured bonds [Member] | USD [Member] | Due 5/15/25; 7 3/4% [Member]
Disclosure of debt [Line items]
Long-term debt	€ 53	60
Unsecured bonds [Member] | USD [Member] | Due 5/15/25; 7 3/4% [Member] | Effective interest rate [Member]
Disclosure of debt [Line items]
Interest rate	7.429%
Unsecured bonds [Member] | USD [Member] | Due 6/01/26; 7 1/5% [Member]
Disclosure of debt [Line items]
Long-term debt	€ 114	130
Unsecured bonds [Member] | USD [Member] | Due 6/01/26; 7 1/5% [Member] | Effective interest rate [Member]
Disclosure of debt [Line items]
Interest rate	6.885%
Unsecured bonds [Member] | USD [Member] | Due 5/15/25; 7 1/8% [Member]
Disclosure of debt [Line items]
Long-term debt	€ 70	80
Unsecured bonds [Member] | USD [Member] | Due 5/15/25; 7 1/8% [Member] | Effective interest rate [Member]
Disclosure of debt [Line items]
Interest rate	6.794%
Unsecured bonds [Member] | USD [Member] | Due 3/11/18; 5 3/4% [Member]
Disclosure of debt [Line items]
Long-term debt		1,187
Unsecured bonds [Member] | USD [Member] | Due 3/11/38; 6 7/8% [Member]
Disclosure of debt [Line items]
Long-term debt	€ 668	758
Unsecured bonds [Member] | USD [Member] | Due 3/11/38; 6 7/8% [Member] | Effective interest rate [Member]
Disclosure of debt [Line items]
Interest rate	7.21%
Unsecured bonds [Member] | USD [Member] | Due 3/15/22; 3 3/4% [Member]
Disclosure of debt [Line items]
Long-term debt	€ 837	949
Unsecured bonds [Member] | USD [Member] | Due 3/15/22; 3 3/4% [Member] | Effective interest rate [Member]
Disclosure of debt [Line items]
Interest rate	3.906%
Unsecured bonds [Member] | USD [Member] | Due 3/15/42; 5% [Member]
Disclosure of debt [Line items]
Long-term debt	€ 418	€ 475
Unsecured bonds [Member] | USD [Member] | Due 3/15/42; 5% [Member] | Effective interest rate [Member]
Disclosure of debt [Line items]
Interest rate	5.273%